Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Harbor Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Global Growth Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 106%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Style Characteristics: Companies throughout the world selected for long-term growth potential

The Fund invests primarily in common stocks of a limited number of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest less than 40%, but at least 30%, of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that emphasizes the selection of what the Subadviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. Through this “top-down” analysis, the Subadviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

In the bottom-up analysis, the Subadviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the Subadviser may visit with a company’s management and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Subadviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

		The Subadviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the Subadviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the Subadviser’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

		Issuer Concentration Risk: Because the Fund may invest in a limited number of companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Retirement Class shares commenced operations on March 1, 2016.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	21.97%	Q1 2012
Worst Quarter	-21.13%	Q3 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Global Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	314
Five Years	rr_ExpenseExampleYear05	555
Ten Years	rr_ExpenseExampleYear10	1,244
One Year	rr_ExpenseExampleNoRedemptionYear01	92
Three Years	rr_ExpenseExampleNoRedemptionYear03	314
Five Years	rr_ExpenseExampleNoRedemptionYear05	555
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,244
2010	rr_AnnualReturn2010	24.15%
2011	rr_AnnualReturn2011	(12.61%)
2012	rr_AnnualReturn2012	20.84%
2013	rr_AnnualReturn2013	41.36%
2014	rr_AnnualReturn2014	3.57%
2015	rr_AnnualReturn2015	2.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
One Year	rr_AverageAnnualReturnYear01	2.52%
Five Years	rr_AverageAnnualReturnYear05	9.65%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	19.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2009
Harbor Global Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	392
Five Years	rr_ExpenseExampleYear05	688
Ten Years	rr_ExpenseExampleYear10	1,531
One Year	rr_ExpenseExampleNoRedemptionYear01	117
Three Years	rr_ExpenseExampleNoRedemptionYear03	392
Five Years	rr_ExpenseExampleNoRedemptionYear05	688
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,531
One Year	rr_AverageAnnualReturnYear01	2.25%
Five Years	rr_AverageAnnualReturnYear05	9.37%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	18.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2009
Harbor Global Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 129
Three Years	rr_ExpenseExampleYear03	430
Five Years	rr_ExpenseExampleYear05	752
Ten Years	rr_ExpenseExampleYear10	1,665
One Year	rr_ExpenseExampleNoRedemptionYear01	129
Three Years	rr_ExpenseExampleNoRedemptionYear03	430
Five Years	rr_ExpenseExampleNoRedemptionYear05	752
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,665
One Year	rr_AverageAnnualReturnYear01	2.17%
Five Years	rr_AverageAnnualReturnYear05	9.25%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	18.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2009
Harbor Global Growth Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	299
Five Years	rr_ExpenseExampleYear05	528
Ten Years	rr_ExpenseExampleYear10	1,186
One Year	rr_ExpenseExampleNoRedemptionYear01	87
Three Years	rr_ExpenseExampleNoRedemptionYear03	299
Five Years	rr_ExpenseExampleNoRedemptionYear05	528
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,186
One Year	rr_AverageAnnualReturnYear01	2.52%	[4]
Five Years	rr_AverageAnnualReturnYear05	9.65%	[4]
Ten Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	19.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016	[4]
Harbor Global Growth Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.72%
Five Years	rr_AverageAnnualReturnYear05	8.17%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2009
Harbor Global Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Five Years	rr_AverageAnnualReturnYear05	7.46%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2009
Harbor Global Growth Fund | MSCI All Country World (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.36%)
Five Years	rr_AverageAnnualReturnYear05	6.09%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2009

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.90%, 1.15%, 1.27% and 0.85% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
[3]	After Expense Reimbursement
[4]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.